Other Income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Gain on settlement of payables	[1]	$ 18,736	$ 125,312
Government subsidy			17,394
Exchange gain		5,964		68,436
Others		8	3,917
Total other income		$ 24,708	$ 146,623	$ 68,436

[1]	The intrinsic value of the stock options at December 31, 2018 is the amount by which the market value of the Company's common stock of $1.13 as of December 31, 2018 exceeds the exercise price of the options.